Average Annual Total Returns	0 Months Ended
May 01, 2012
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years	6.57%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class A Shares
Average Annual Return:
1 Year	(10.36%)
5 Years	0.62%
10 Years	7.21%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.94%)
5 Years	0.10%
10 Years	6.65%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.94%)
5 Years	0.53%
10 Years	6.32%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class C Shares
Average Annual Return:
1 Year	(6.53%)
5 Years	1.02%
10 Years	7.04%
(Columbia Acorn Fund A,C & I) | (Columbia Acorn Fund) | Class I Shares
Average Annual Return:
1 Year	(4.57%)
5 Years	2.14%
10 Years	8.25%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years	6.57%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Class B Shares
Average Annual Return:
1 Year	(9.86%)
5 Years	0.89%
10 Years	7.17%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.50%)
5 Years	0.33%
10 Years	6.59%
(Columbia Acorn Fund B) | (Columbia Acorn Fund) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.51%)
5 Years	0.76%
10 Years	6.29%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Russell 2500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.51%)
5 Years	1.24%
10 Years	6.57%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Class Z Shares
Average Annual Return:
1 Year	(4.61%)
5 Years	2.12%
10 Years	8.24%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.23%)
5 Years	1.58%
10 Years	7.66%
(Columbia Acorn Fund Z) | (Columbia Acorn Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(2.13%)
5 Years	1.81%
10 Years	7.25%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.94%)
5 Years	(0.58%)
10 Years	11.10%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.40%)
5 Years	(2.14%)
10 Years	10.33%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class A Shares
Average Annual Return:
1 Year	(19.29%)
5 Years	(1.33%)
10 Years	9.20%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.82%)
5 Years	(1.79%)
10 Years	8.73%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(12.29%)
5 Years	(1.09%)
10 Years	8.23%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class C Shares
Average Annual Return:
1 Year	(15.85%)
5 Years	(0.93%)
10 Years	9.03%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class I Shares
Average Annual Return:
1 Year	(14.02%)
5 Years	0.22%
10 Years	10.28%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class R Shares
Average Annual Return:
1 Year	(14.60%)
5 Years	(0.42%)
10 Years	9.58%
(Columbia Acorn International A,C,I,R & R5) | (Columbia Acorn International) | Class R5 Shares
Average Annual Return:
1 Year	(14.07%)
5 Years	0.19%
10 Years	10.26%
(Columbia Acorn International B) | (Columbia Acorn International) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.94%)
5 Years	(0.58%)
10 Years	11.10%
(Columbia Acorn International B) | (Columbia Acorn International) | S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.40%)
5 Years	(2.14%)
10 Years	10.33%
(Columbia Acorn International B) | (Columbia Acorn International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International B) | (Columbia Acorn International) | Class B Shares
Average Annual Return:
1 Year	(19.07%)
5 Years	(1.13%)
10 Years	9.12%
(Columbia Acorn International B) | (Columbia Acorn International) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.63%)
5 Years	(1.53%)
10 Years	8.74%
(Columbia Acorn International B) | (Columbia Acorn International) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(12.13%)
5 Years	(0.90%)
10 Years	8.20%
(Columbia Acorn International Z) | (Columbia Acorn International) | S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(16.94%)
5 Years	(0.58%)
10 Years	11.10%
(Columbia Acorn International Z) | (Columbia Acorn International) | S&P Global Ex-U.S. SmallCap® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.40%)
5 Years	(2.14%)
10 Years	10.33%
(Columbia Acorn International Z) | (Columbia Acorn International) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International Z) | (Columbia Acorn International) | Class Z Shares
Average Annual Return:
1 Year	(14.06%)
5 Years	0.20%
10 Years	10.27%
(Columbia Acorn International Z) | (Columbia Acorn International) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(14.63%)
5 Years	(0.32%)
10 Years	9.71%
(Columbia Acorn International Z) | (Columbia Acorn International) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.88%)
5 Years	0.20%
10 Years	9.18%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class A Shares
Average Annual Return:
1 Year	(10.66%)
5 Years	(0.65%)
10 Years	5.30%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.74%)
5 Years	(0.95%)
10 Years	5.02%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.81%)
5 Years	(0.55%)
10 Years	4.63%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class C Shares
Average Annual Return:
1 Year	(6.86%)
5 Years	(0.25%)
10 Years	5.14%
(Columbia Acorn USA A,C & I) | (Columbia Acorn USA) | Class I Shares
Average Annual Return:
1 Year	(4.88%)
5 Years	0.83%
10 Years	6.31%
(Columbia Acorn USA B) | (Columbia Acorn USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn USA B) | (Columbia Acorn USA) | Class B Shares
Average Annual Return:
1 Year	(10.36%)
5 Years	(0.45%)
10 Years	5.25%
(Columbia Acorn USA B) | (Columbia Acorn USA) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.46%)
5 Years	(0.77%)
10 Years	4.95%
(Columbia Acorn USA B) | (Columbia Acorn USA) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.60%)
5 Years	(0.37%)
10 Years	4.59%
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Class Z Shares
Average Annual Return:
1 Year	(4.95%)
5 Years	0.82%
10 Years	6.30%
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(5.04%)
5 Years	0.52%
10 Years	6.02%
(Columbia Acorn USA Z) | (Columbia Acorn USA) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(3.10%)
5 Years	0.69%
10 Years	5.54%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class A Shares
Average Annual Return:
1 Year	(21.43%)
5 Years	(2.52%)
10 Years	5.07%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(21.83%)
5 Years	(2.76%)
10 Years	4.82%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.89%)
5 Years	(2.16%)
10 Years	4.40%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class C Shares
Average Annual Return:
1 Year	(18.09%)
5 Years	(2.15%)
10 Years	4.89%
(Columbia Acorn Select A,C & I) | (Columbia Acorn Select) | Class I Shares
Average Annual Return:
1 Year	(16.25%)
5 Years	(1.03%)
10 Years	6.07%
(Columbia Acorn Select B) | (Columbia Acorn Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Select B) | (Columbia Acorn Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Acorn Select B) | (Columbia Acorn Select) | Class B Shares
Average Annual Return:
1 Year	(21.22%)
5 Years	(2.36%)
10 Years	5.00%
(Columbia Acorn Select B) | (Columbia Acorn Select) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(21.49%)
5 Years	(2.58%)
10 Years	4.77%
(Columbia Acorn Select B) | (Columbia Acorn Select) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.77%)
5 Years	(2.00%)
10 Years	4.36%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | Class Z Shares
Average Annual Return:
1 Year	(16.37%)
5 Years	(1.07%)
10 Years	6.05%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.87%)
5 Years	(1.33%)
10 Years	5.77%
(Columbia Acorn Select Z) | (Columbia Acorn Select) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.60%)
5 Years	(0.95%)
10 Years	5.27%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	(14.01%)
5 Years	(3.06%)
10 Years	8.41%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class A Shares
Average Annual Return:
1 Year	(15.28%)
5 Years	(1.13%)
10 Years	8.20%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.64%)
5 Years	(1.47%)
10 Years	8.04%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.14%)
5 Years	(0.86%)
10 Years	7.38%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class C Shares
Average Annual Return:
1 Year	(11.69%)
5 Years	(0.75%)
10 Years	8.03%
(Columbia Acorn International Select A,C & I) | (Columbia Acorn International Select) | Class I Shares
Average Annual Return:
1 Year	(9.68%)
5 Years	0.43%
10 Years	9.24%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	(3.06%)
10 Years	8.41%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | Class B Shares
Average Annual Return:
1 Year	(14.99%)
5 Years	(0.95%)
10 Years	8.14%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.22%)
5 Years	(1.21%)
10 Years	8.04%
(Columbia Acorn International Select B) | (Columbia Acorn International Select) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.13%)
5 Years	(0.69%)
10 Years	7.33%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(14.01%)
5 Years	(3.06%)
10 Years	8.41%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | Class Z Shares
Average Annual Return:
1 Year	(9.76%)
5 Years	0.41%
10 Years	9.22%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.24%)
5 Years	0.01%
10 Years	9.02%
(Columbia Acorn International Select Z) | (Columbia Acorn International Select) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.37%)
5 Years	0.45%
10 Years	8.31%
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Life of Fund	6.85%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Life of Fund	5.33%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | 50-50 S&P 500/Barclays Capital Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.28%
5 Years	3.54%
Life of Fund	6.43%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.16%)
5 Years	2.02%
Life of Fund	7.10%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class A Shares
Average Annual Return:
1 Year	(1.41%)
5 Years	2.74%
Life of Fund	6.56%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.31%)
5 Years	1.77%
Life of Fund	5.42%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.92%)
5 Years	1.85%
Life of Fund	5.18%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund A&C) | (Columbia Thermostat Fund) | Class C Shares
Average Annual Return:
1 Year	2.87%
5 Years	3.19%
Life of Fund	6.45%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Life of Fund	6.85%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Life of Fund	5.33%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | 50-50 S&P 500/Barclays Capital Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.28%
5 Years	3.54%
Life of Fund	6.43%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.16%)
5 Years	2.02%
Life of Fund	7.10%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Class B Shares
Average Annual Return:
1 Year	(0.81%)
5 Years	3.10%
Life of Fund	6.65%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Class B Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(1.53%)
5 Years	2.27%
Life of Fund	5.70%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund B) | (Columbia Thermostat Fund) | Class B Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.53%)
5 Years	2.24%
Life of Fund	5.38%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
Life of Fund	6.85%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
Life of Fund	5.33%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | 50-50 S&P 500/Barclays Capital Aggregate Bond (an equally weighted custom composite of the Fund's primary benchmarks for equity and debt securities, established by the Investment Manager; reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.28%
5 Years	3.54%
Life of Fund	6.43%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Lipper Flexible Portfolio Funds Index (reflects no deductions for taxes)
Average Annual Return:
1 Year	(1.16%)
5 Years	2.02%
Life of Fund	7.10%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Class Z Shares
Average Annual Return:
1 Year	4.85%
5 Years	4.21%
Life of Fund	7.51%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	3.80%
5 Years	3.12%
Life of Fund	6.26%
Inception Date	Sep. 25, 2002
(Columbia Thermostat Fund Z) | (Columbia Thermostat Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.15%
5 Years	3.06%
Life of Fund	5.97%
Inception Date	Sep. 25, 2002